Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 4,321	$ 2,026
Trade and other receivables	7,524	5,599
Inventory	28,234	23,273
Prepaids and deposits	4,530	9,748
Total Current Assets	44,609	40,646
Long-term Assets
Intangible assets	9,687	9,815
Property, plant, and equipment	23,535	23,734
Total Asset	77,831	74,195
Current Liabilities
Accounts payable and accrued liabilities	13,917	10,162
Credit facility	17,993	15,926
Current portion of deferred revenue	4,371	4,429
Current portion of provision for warranty cost	680	612
Current debt facilities	8,543	8,499
Convertible debt	2,575	2,658
Current portion of other long-term liabilities	1,563	1,222
Total Current Liabilities	49,642	43,508
Long-term Liabilities
Other long-term liabilities	9,219	9,355
Provision for warranty cost	228	135
Total Liabilities	59,089	52,998
Shareholders’ Equity
Share capital	76,802	76,802
Contributed surplus	8,456	8,257
Accumulated other comprehensive (loss) income	1,479	413
Deficit	(67,995)	(64,275)
Total Shareholders’ Equity	18,742	21,197
Total Liabilities And Shareholders’ Equity	$ 77,831	$ 74,195